12. COMMON STOCK (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2014
Warrant [Member]
Number of Options Outstanding, Beginning	982,363
Number of Warrants Issued	178,538
Number of Warrants Exercised	(6,667)
Number of Warrants Forfeited	0
Number of Warrants Expired	0
Number of Warrants Outstanding, Ending	1,154,234
Number of Warrants Exercisable	1,154,234
Weighted Average Exercise Price Outstanding, Beginning	$ 7.41
Weighted Average Exercise Price Issued	$ 4.50
Weighted Average Exercise Price Exercised	$ 1.50
Weighted Average Exercise Price Forfeited	$ 0
Weighted Average Exercise Price Expired	$ 0
Weighted Average Exercise Price Outstanding, Ending	$ 7.00